SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2025
TD 401(k) Retirement Plan
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENT

10. SUBSEQUENT EVENT

The Plan has evaluated the impact of events that have occurred subsequent to December 31, 2025 through June 23, 2026, the date the financial statements were issued. Based on this evaluation, the Plan has determined that there were no events that were required to be recorded or disclosed in the financial statements.